REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE PREFERRED SHARES
Schedule of movement of the redeemable preferred shares

Redeemable
preferred shares
Balance at January 1, 2023	1,047,012
Accrual of redeemable preferred shares dividends	53,625
Settlement of redeemable preferred shares dividends	(53,923)
Foreign exchange impact	18,052

Balance at December 31, 2023 and January 1, 2024	1,064,766
Accrual of redeemable preferred shares dividends	54,232
Settlement of redeemable preferred shares dividends	(54,169)
Foreign exchange impact	15,827

Balance at December 31, 2024 and January 1, 2025	1,080,656
Accrual of redeemable preferred shares dividends	54,305
Settlement of redeemable preferred shares dividends	(54,124)
Foreign exchange impact	(24,174)
Balance at December 31, 2025	1,056,663